Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

Note 7 – Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses at December 31, 2020 and 2019 consist of the following:

	2020	2019
Accounts payable	$1,045,778	$535,481
Accrued interest	1,876,005	980,034
Deposits	249,675	249,094
Other	182,200	50,000
	$3,353,658	$1,814,609